UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 - June 30, 2012

Courtney R. Taylor
The Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Item 1: Proxy Voting Record Fund Name: The Bond Fund of America Report Period: July 01, 2011 - June 30, 2012

General Maritime Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	GMR	CUSIP 370290AF5	04/25/2012		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	The Plan-Class 7B Claims	Mgmt	N/A	For	N/A
	2	Opt Out of the Release Provisions-Class 7B Claims	Mgmt	N/A	Abstain	N/A
	3	The Plan-Class 7B Claims	Mgmt	N/A	For	N/A
	4	Opt Out of the Release Provisions-Class 7B Claims	Mgmt	N/A	Abstain	N/A

General Maritime Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	GMR	CUSIP 370290AF5	04/25/2012		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	The Plan	Mgmt	N/A	For	N/A
	2	Opt Out of the Release Provisions	Mgmt	N/A	Abstain	N/A

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA
(Registrant)

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 24, 2012